Summary of Significant Accounting Policies and Practices - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2026
Office equipment, fixtures and furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Depreciation method	Depreciation Method, Straight-Line
Estimated useful lives	5 years
Mining equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Depreciation method	Depreciation Method, Straight-Line
Mining equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Mining equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Computer [Member]
Schedule of Estimated Useful Lives [Line Items]
Depreciation method	Depreciation Method, Straight-Line
Estimated useful lives	3 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Depreciation method	Depreciation Method, Straight-Line
Estimated useful lives	5 years